Summary of Significant Accounting Policies (Research and Development) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Research, development and engineering costs	$ 39	$ 41	$ 39